Share-Based Payments - Summary of Details of Share Based Payment Arrangement BSA 2010 (Detail)							12 Months Ended
	Jun. 15, 2018	May 15, 2018	Apr. 15, 2018	Nov. 22, 2011 EUR (€) € / shares shares	Jun. 24, 2011 EUR (€) € / shares shares	Jan. 28, 2011 EUR (€) € / shares shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	23,600	16,500	16,500
BSA2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted							0	0	0
Not later than one year [member] | BSA2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)				1 year
Plan expiration date				Nov. 22, 2021
Number of options granted				335
Share entitlement per BSA | shares				15
Exercise price (in euros)				77
Grant date share fair value (in euros) | €				€ 77
Expected volatility				40.00%
Average life of BSA (in years)				5.5
Discount rate				2.23%
Expected dividends				0.00%
Fair value per BSA (in euros) | € / shares				€ 30.70
Later Than One Year and Not Later Than Two Years [member] | BSA2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)				2 years
Plan expiration date				Nov. 22, 2021
Number of options granted				335
Share entitlement per BSA | shares				15
Exercise price (in euros)				77
Grant date share fair value (in euros) | €				€ 77
Expected volatility				40.00%
Average life of BSA (in years)				6.0
Discount rate				2.60%
Expected dividends				0.00%
Fair value per BSA (in euros) | € / shares				€ 32.58
Later Than Two Years and Not Later Than Three Years [member] | BSA2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)				3 years
Plan expiration date				Nov. 22, 2021
Number of options granted				334
Share entitlement per BSA | shares				15
Exercise price (in euros)				77
Grant date share fair value (in euros) | €				€ 77
Expected volatility				40.00%
Average life of BSA (in years)				6.5
Discount rate				2.60%
Expected dividends				0.00%
Fair value per BSA (in euros) | € / shares				€ 33.89
Later Than Three Years and Not Later Than Four Years [member] | BSA2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)				4 years
Plan expiration date				Nov. 22, 2021
Number of options granted				334
Share entitlement per BSA | shares				15
Exercise price (in euros)				77
Grant date share fair value (in euros) | €				€ 77
Expected volatility				40.00%
Average life of BSA (in years)				7.0
Discount rate				2.85%
Expected dividends				0.00%
Fair value per BSA (in euros) | € / shares				€ 35.54
0.9 Year [member] | BSA2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)						10 months 25 days
Plan expiration date						Jan. 27, 2021
Number of options granted						2,510
Share entitlement per BSA | shares						15
Exercise price (in euros)						77
Grant date share fair value (in euros) | €						€ 77
Expected volatility						40.00%
Average life of BSA (in years)						5.5
Discount rate						2.70%
Expected dividends						0.00%
Performance conditions						NA
Fair value per BSA (in euros) | € / shares						€ 31.33
1.9 Year [member] | BSA2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)						1 year 10 months 25 days
Plan expiration date						Jan. 27, 2021
Number of options granted						2,510
Share entitlement per BSA | shares						15
Exercise price (in euros)						77
Grant date share fair value (in euros) | €						€ 77
Expected volatility						40.00%
Average life of BSA (in years)						6.0
Discount rate						2.82%
Expected dividends						0.00%
Performance conditions						NA
Fair value per BSA (in euros) | € / shares						€ 32.90
2.9 Year [member] | BSA2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)						2 years 10 months 25 days
Plan expiration date						Jan. 27, 2021
Number of options granted						2,510
Share entitlement per BSA | shares						15
Exercise price (in euros)						77
Grant date share fair value (in euros) | €						€ 77
Expected volatility						40.00%
Average life of BSA (in years)						6.5
Discount rate						2.82%
Expected dividends						0.00%
Performance conditions						NA
Fair value per BSA (in euros) | € / shares						€ 34.23
3.9 Year [member] | BSA2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)						3 years 10 months 25 days
Plan expiration date						Jan. 27, 2021
Number of options granted						2,509
Share entitlement per BSA | shares						15
Exercise price (in euros)						77
Grant date share fair value (in euros) | €						€ 77
Expected volatility						40.00%
Average life of BSA (in years)						7.0
Discount rate						3.04%
Expected dividends						0.00%
Performance conditions						NA
Fair value per BSA (in euros) | € / shares						€ 35.84
0.5 Year [member] | BSA2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)					6 months
Plan expiration date					Nov. 22, 2021
Number of options granted					2,000
Share entitlement per BSA | shares					15
Exercise price (in euros)					77
Grant date share fair value (in euros) | €					€ 77
Expected volatility					40.00%
Average life of BSA (in years)					5.5
Discount rate					2.55%
Expected dividends					0.00%
Performance conditions					NA
Fair value per BSA (in euros) | € / shares					€ 31.15
1.5 Year [member] | BSA2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)					1 year 6 months
Plan expiration date					Nov. 22, 2021
Number of options granted					2,000
Share entitlement per BSA | shares					15
Exercise price (in euros)					77
Grant date share fair value (in euros) | €					€ 77
Expected volatility					40.00%
Average life of BSA (in years)					6.0
Discount rate					2.68%
Expected dividends					0.00%
Performance conditions					NA
Fair value per BSA (in euros) | € / shares					€ 32.70
2.5 Year [member] | BSA2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)					2 years 6 months
Plan expiration date					Nov. 22, 2021
Number of options granted					2,000
Share entitlement per BSA | shares					15
Exercise price (in euros)					77
Grant date share fair value (in euros) | €					€ 77
Expected volatility					40.00%
Average life of BSA (in years)					6.5
Discount rate					2.68%
Expected dividends					0.00%
Performance conditions					NA
Fair value per BSA (in euros) | € / shares					€ 34.02
3.5 Year [member] | BSA2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)					3 years 6 months
Plan expiration date					Nov. 22, 2021
Number of options granted					2,000
Share entitlement per BSA | shares					15
Exercise price (in euros)					77
Grant date share fair value (in euros) | €					€ 77
Expected volatility					40.00%
Average life of BSA (in years)					7.0
Discount rate					2.87%
Expected dividends					0.00%
Performance conditions					NA
Fair value per BSA (in euros) | € / shares					€ 35.57